ACCOUNTS RECEIVABLE AND FINANCING RECEIVABLES, NET (Consolidated Balance Sheet) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Accounts receivable and financing receivables, net		$ 71,186		$ 131,813
Current assets		1,187,425		1,304,722
Total assets		1,395,132		1,522,402
Shareholders' equity		978,132		1,063,503	$ 1,006,505	$ 908,241
Retained earnings		103,573		215,064
Total liabilities and shareholders' equity		$ 1,395,132		$ 1,522,402
Financing receivable
Current assets
Accounts receivable and financing receivables, net			$ 2,531
ASU 2016-13 adjustment | ASU 2016-13
Current assets
Accounts receivable and financing receivables, net	[1]		(3,270)
Current assets			(3,270)
Total assets			(3,270)
Shareholders' equity			(3,270)
Retained earnings			(3,270)
Total liabilities and shareholders' equity			(3,270)
Adjusted balance
Current assets
Accounts receivable and financing receivables, net	[1]		128,543
Current assets			1,301,452
Total assets			1,519,132
Shareholders' equity			1,060,233
Retained earnings			211,794
Total liabilities and shareholders' equity			$ 1,519,132

[1]	Of the total adjustment of US$3,270, US$2,531 was related to financing receivables.